Filed pursuant to Rule 497(e)
Registration Nos. 333-227298; 811-23377

Aware Ultra-Short Duration Enhanced Income ETF
(AWTM)
listed on NYSE Arca, Inc.

July 27, 2021

Supplement to the
Statement of Additional Information (“SAI”)
dated March 31, 2021

Effective as of the close of business July 27, 2021, Bridget P. Garcia, Esq., Compliance Manager of Cipperman Compliance Services, LLC (“Cipperman”), has resigned as Chief Compliance Officer of Tidal ETF Trust (the “Trust”). All references and information relating to Ms. Garcia in the SAI are removed in their entirety.
William H. Woolverton, Esq., Senior Compliance Advisor of Cipperman, has been approved by the Board of Trustees of the Trust as the Trust’s new Chief Compliance Officer effective as of the close of business on July 27, 2021.
Accordingly, the table within the “Management of the Trust–Principal Officers of the Trust” section of the SAI is hereby amended to include the following:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
William H. Woolverton, Esq. c/o Cipperman Compliance Services, LLC 480 E. Swedesford Road, Suite 220 Wayne, Pennsylvania 19087 Born: 1951	Chief Compliance Officer	Indefinite term; since 2021
Senior Compliance Advisor, Cipperman Compliance Services, LLC (since 2020); Operating Partner, Altamont Capital Partners (private equity firm) (2021 to present); Managing Director and Head of Legal – US, Waystone (global governance solutions) (2016 to 2019).

In addition, the first sentence of the “Compliance Services Administrator” section is revised to read as follows: “The Trust has entered into a compliance services arrangement with Cipperman Compliance Services, LLC (“Cipperman”), located at 480 E. Swedesford Road, Suite 300, Wayne, Pennsylvania 19087, pursuant to which William H. Woolverton, an employee of Cipperman, serves as the Trust’s Chief Compliance Officer.”

Please retain this Supplement with your SAI for future reference.

Filed pursuant to Rule 497(e)
Registration Nos. 333-227298; 811-23377

SFY	SoFi Select 500 ETF
SFYX	SoFi Next 500 ETF
SFYF	SoFi Social 50 ETF
TGIF	SoFi Weekly Income ETF
each listed on NYSE Arca, Inc.

GIGE	SoFi Gig Economy ETF
listed on The Nasdaq Stock Market, LLC

July 27, 2021

Supplement to the
Statement of Additional Information (“SAI”)
dated June 28, 2021

Effective as of the close of business July 27, 2021, Bridget P. Garcia, Esq., Compliance Manager of Cipperman Compliance Services, LLC (“Cipperman”), has resigned as Chief Compliance Officer of Tidal ETF Trust (the “Trust”). All references and information relating to Ms. Garcia in the SAI are removed in their entirety.
William H. Woolverton, Esq., Senior Compliance Advisor of Cipperman, has been approved by the Board of Trustees of the Trust as the Trust’s new Chief Compliance Officer effective as of the close of business on July 27, 2021.
Accordingly, the table within the “Management of the Trust–Principal Officers of the Trust” section of the SAI is hereby amended to include the following:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
William H. Woolverton, Esq. c/o Cipperman Compliance Services, LLC 480 E. Swedesford Road, Suite 220 Wayne, Pennsylvania 19087 Born: 1951	Chief Compliance Officer	Indefinite term; since 2021
Senior Compliance Advisor, Cipperman Compliance Services, LLC (since 2020); Operating Partner, Altamont Capital Partners (private equity firm) (2021 to present); Managing Director and Head of Legal – US, Waystone (global governance solutions) (2016 to 2019).

In addition, the first sentence of the “Compliance Services Administrator” section is revised to read as follows: “The Trust has entered into a compliance services arrangement with Cipperman Compliance Services, LLC (“Cipperman”), located at 480 E. Swedesford Road, Suite 300, Wayne, Pennsylvania 19087, pursuant to which William H. Woolverton, an employee of Cipperman, serves as the Trust’s Chief Compliance Officer.”

Please retain this Supplement with your SAI for future reference.

Filed pursuant to Rule 497(e)
Registration Nos. 333-227298; 811-23377

RPAR Risk Parity ETF
(RPAR)
listed on NYSE Arca, Inc.

July 27, 2021

Supplement to the
Statement of Additional Information (“SAI”)
dated March 31, 2021

Effective as of the close of business July 27, 2021, Bridget P. Garcia, Esq., Compliance Manager of Cipperman Compliance Services, LLC (“Cipperman”), has resigned as Chief Compliance Officer of Tidal ETF Trust (the “Trust”). All references and information relating to Ms. Garcia in the SAI are removed in their entirety.
William H. Woolverton, Esq., Senior Compliance Advisor of Cipperman, has been approved by the Board of Trustees of the Trust as the Trust’s new Chief Compliance Officer effective as of the close of business on July 27, 2021.
Accordingly, the table within the “Management of the Trust–Principal Officers of the Trust” section of the SAI is hereby amended to include the following:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
William H. Woolverton, Esq. c/o Cipperman Compliance Services, LLC 480 E. Swedesford Road, Suite 220 Wayne, Pennsylvania 19087 Born: 1951	Chief Compliance Officer	Indefinite term; since 2021
Senior Compliance Advisor, Cipperman Compliance Services, LLC (since 2020); Operating Partner, Altamont Capital Partners (private equity firm) (2021 to present); Managing Director and Head of Legal – US, Waystone (global governance solutions) (2016 to 2019).

In addition, the first sentence of the “Compliance Services Administrator” section is revised to read as follows: “The Trust has entered into a compliance services arrangement with Cipperman Compliance Services, LLC (“Cipperman”), located at 480 E. Swedesford Road, Suite 300, Wayne, Pennsylvania 19087, pursuant to which William H. Woolverton, an employee of Cipperman, serves as the Trust’s Chief Compliance Officer.”

Please retain this Supplement with your SAI for future reference.

Filed pursuant to Rule 497(e)
Registration Nos. 333-227298; 811-23377

SP Funds S&P 500 Sharia Industry Exclusions ETF (SPUS)
SP Funds Dow Jones Global Sukuk ETF (SPSK)
each listed on NYSE Arca, Inc.

July 27, 2021

Supplement to the
Statement of Additional Information (“SAI”)
dated March 31, 2021

Effective as of the close of business July 27, 2021, Bridget P. Garcia, Esq., Compliance Manager of Cipperman Compliance Services, LLC (“Cipperman”), has resigned as Chief Compliance Officer of Tidal ETF Trust (the “Trust”). All references and information relating to Ms. Garcia in the SAI are removed in their entirety.
William H. Woolverton, Esq., Senior Compliance Advisor of Cipperman, has been approved by the Board of Trustees of the Trust as the Trust’s new Chief Compliance Officer effective as of the close of business on July 27, 2021.
Accordingly, the table within the “Management of the Trust–Principal Officers of the Trust” section of the SAI is hereby amended to include the following:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
William H. Woolverton, Esq. c/o Cipperman Compliance Services, LLC 480 E. Swedesford Road, Suite 220 Wayne, Pennsylvania 19087 Born: 1951	Chief Compliance Officer	Indefinite term; since 2021
Senior Compliance Advisor, Cipperman Compliance Services, LLC (since 2020); Operating Partner, Altamont Capital Partners (private equity firm) (2021 to present); Managing Director and Head of Legal – US, Waystone (global governance solutions) (2016 to 2019).

In addition, the first sentence of the “Compliance Services Administrator” section is revised to read as follows: “The Trust has entered into a compliance services arrangement with Cipperman Compliance Services, LLC (“Cipperman”), located at 480 E. Swedesford Road, Suite 300, Wayne, Pennsylvania 19087, pursuant to which William H. Woolverton, an employee of Cipperman, serves as the Trust’s Chief Compliance Officer.”

Please retain this Supplement with your SAI for future reference.

Filed pursuant to Rule 497(e)
Registration Nos. 333-227298; 811-23377

SP Funds S&P Global REIT Sharia ETF (SPRE)
listed on NYSE Arca, Inc.

July 27, 2021

Supplement to the
Statement of Additional Information (“SAI”)
dated December 27, 2020

Effective as of the close of business July 27, 2021, Bridget P. Garcia, Esq., Compliance Manager of Cipperman Compliance Services, LLC (“Cipperman”), has resigned as Chief Compliance Officer of Tidal ETF Trust (the “Trust”). All references and information relating to Ms. Garcia in the SAI are removed in their entirety.
William H. Woolverton, Esq., Senior Compliance Advisor of Cipperman, has been approved by the Board of Trustees of the Trust as the Trust’s new Chief Compliance Officer effective as of the close of business on July 27, 2021.
Accordingly, the table within the “Management of the Trust–Principal Officers of the Trust” section of the SAI is hereby amended to include the following:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
William H. Woolverton, Esq. c/o Cipperman Compliance Services, LLC 480 E. Swedesford Road, Suite 220 Wayne, Pennsylvania 19087 Born: 1951	Chief Compliance Officer	Indefinite term; since 2021
Senior Compliance Advisor, Cipperman Compliance Services, LLC (since 2020); Operating Partner, Altamont Capital Partners (private equity firm) (2021 to present); Managing Director and Head of Legal – US, Waystone (global governance solutions) (2016 to 2019).

In addition, the first sentence of the “Compliance Services Administrator” section is revised to read as follows: “The Trust has entered into a compliance services arrangement with Cipperman Compliance Services, LLC (“Cipperman”), located at 480 E. Swedesford Road, Suite 300, Wayne, Pennsylvania 19087, pursuant to which William H. Woolverton, an employee of Cipperman, serves as the Trust’s Chief Compliance Officer.”

Please retain this Supplement with your SAI for future reference.

Filed pursuant to Rule 497(e)
Registration Nos. 333-227298; 811-23377

Leatherback Long/Short Absolute Return ETF (LBAR)
Leatherback Long/Short Alternative Yield ETF (LBAY)
each listed on NYSE Arca, Inc.

July 27, 2021

Supplement to the
Statement of Additional Information (“SAI”)
dated October 11, 2020, as previously supplemented

Effective as of the close of business July 27, 2021, Bridget P. Garcia, Esq., Compliance Manager of Cipperman Compliance Services, LLC (“Cipperman”), has resigned as Chief Compliance Officer of Tidal ETF Trust (the “Trust”). All references and information relating to Ms. Garcia in the SAI are removed in their entirety.
William H. Woolverton, Esq., Senior Compliance Advisor of Cipperman, has been approved by the Board of Trustees of the Trust as the Trust’s new Chief Compliance Officer effective as of the close of business on July 27, 2021.
Accordingly, the table within the “Management of the Trust–Principal Officers of the Trust” section of the SAI is hereby amended to include the following:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
William H. Woolverton, Esq. c/o Cipperman Compliance Services, LLC 480 E. Swedesford Road, Suite 220 Wayne, Pennsylvania 19087 Born: 1951	Chief Compliance Officer	Indefinite term; since 2021
Senior Compliance Advisor, Cipperman Compliance Services, LLC (since 2020); Operating Partner, Altamont Capital Partners (private equity firm) (2021 to present); Managing Director and Head of Legal – US, Waystone (global governance solutions) (2016 to 2019).

In addition, the first sentence of the “Compliance Services Administrator” section is revised to read as follows: “The Trust has entered into a compliance services arrangement with Cipperman Compliance Services, LLC (“Cipperman”), located at 480 E. Swedesford Road, Suite 300, Wayne, Pennsylvania 19087, pursuant to which William H. Woolverton, an employee of Cipperman, serves as the Trust’s Chief Compliance Officer.”

Please retain this Supplement with your SAI for future reference.

Filed pursuant to Rule 497(e)
Registration Nos. 333-227298; 811-23377

Adasina Social Justice All Cap Global ETF
(JSTC)
listed on NYSE Arca, Inc.

July 27, 2021

Supplement to the
Statement of Additional Information (“SAI”)
dated December 7, 2020, as previously supplemented

Effective as of the close of business July 27, 2021, Bridget P. Garcia, Esq., Compliance Manager of Cipperman Compliance Services, LLC (“Cipperman”), has resigned as Chief Compliance Officer of Tidal ETF Trust (the “Trust”). All references and information relating to Ms. Garcia in the SAI are removed in their entirety.
William H. Woolverton, Esq., Senior Compliance Advisor of Cipperman, has been approved by the Board of Trustees of the Trust as the Trust’s new Chief Compliance Officer effective as of the close of business on July 27, 2021.
Accordingly, the table within the “Management of the Trust–Principal Officers of the Trust” section of the SAI is hereby amended to include the following:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
William H. Woolverton, Esq. c/o Cipperman Compliance Services, LLC 480 E. Swedesford Road, Suite 220 Wayne, Pennsylvania 19087 Born: 1951	Chief Compliance Officer	Indefinite term; since 2021
Senior Compliance Advisor, Cipperman Compliance Services, LLC (since 2020); Operating Partner, Altamont Capital Partners (private equity firm) (2021 to present); Managing Director and Head of Legal – US, Waystone (global governance solutions) (2016 to 2019).

In addition, the first sentence of the “Compliance Services Administrator” section is revised to read as follows: “The Trust has entered into a compliance services arrangement with Cipperman Compliance Services, LLC (“Cipperman”), located at 480 E. Swedesford Road, Suite 300, Wayne, Pennsylvania 19087, pursuant to which William H. Woolverton, an employee of Cipperman, serves as the Trust’s Chief Compliance Officer.”

Please retain this Supplement with your SAI for future reference.

Filed pursuant to Rule 497(e)
Registration Nos. 333-227298; 811-23377

Gotham Enhanced 500 ETF
(GSPY)
listed on NYSE Arca, Inc.

July 27, 2021

Supplement to the
Statement of Additional Information (“SAI”)
dated November 9, 2020, as previously supplemented

Effective as of the close of business July 27, 2021, Bridget P. Garcia, Esq., Compliance Manager of Cipperman Compliance Services, LLC (“Cipperman”), has resigned as Chief Compliance Officer of Tidal ETF Trust (the “Trust”). All references and information relating to Ms. Garcia in the SAI are removed in their entirety.
William H. Woolverton, Esq., Senior Compliance Advisor of Cipperman, has been approved by the Board of Trustees of the Trust as the Trust’s new Chief Compliance Officer effective as of the close of business on July 27, 2021.
Accordingly, the table within the “Management of the Trust–Principal Officers of the Trust” section of the SAI is hereby amended to include the following:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
William H. Woolverton, Esq. c/o Cipperman Compliance Services, LLC 480 E. Swedesford Road, Suite 220 Wayne, Pennsylvania 19087 Born: 1951	Chief Compliance Officer	Indefinite term; since 2021
Senior Compliance Advisor, Cipperman Compliance Services, LLC (since 2020); Operating Partner, Altamont Capital Partners (private equity firm) (2021 to present); Managing Director and Head of Legal – US, Waystone (global governance solutions) (2016 to 2019).

In addition, the first sentence of the “Compliance Services Administrator” section is revised to read as follows: “The Trust has entered into a compliance services arrangement with Cipperman Compliance Services, LLC (“Cipperman”), located at 480 E. Swedesford Road, Suite 300, Wayne, Pennsylvania 19087, pursuant to which William H. Woolverton, an employee of Cipperman, serves as the Trust’s Chief Compliance Officer.”

Please retain this Supplement with your SAI for future reference.

Filed pursuant to Rule 497(e)
Registration Nos. 333-227298; 811-23377

ATAC US Rotation ETF
(RORO)
listed on NYSE Arca, Inc.

July 27, 2021

Supplement to the
Statement of Additional Information (“SAI”)
dated November 15, 2020, as previously supplemented

Effective as of the close of business July 27, 2021, Bridget P. Garcia, Esq., Compliance Manager of Cipperman Compliance Services, LLC (“Cipperman”), has resigned as Chief Compliance Officer of Tidal ETF Trust (the “Trust”). All references and information relating to Ms. Garcia in the SAI are removed in their entirety.
William H. Woolverton, Esq., Senior Compliance Advisor of Cipperman, has been approved by the Board of Trustees of the Trust as the Trust’s new Chief Compliance Officer effective as of the close of business on July 27, 2021.
Accordingly, the table within the “Management of the Trust–Principal Officers of the Trust” section of the SAI is hereby amended to include the following:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
William H. Woolverton, Esq. c/o Cipperman Compliance Services, LLC 480 E. Swedesford Road, Suite 220 Wayne, Pennsylvania 19087 Born: 1951	Chief Compliance Officer	Indefinite term; since 2021
Senior Compliance Advisor, Cipperman Compliance Services, LLC (since 2020); Operating Partner, Altamont Capital Partners (private equity firm) (2021 to present); Managing Director and Head of Legal – US, Waystone (global governance solutions) (2016 to 2019).

In addition, the first sentence of the “Compliance Services Administrator” section is revised to read as follows: “The Trust has entered into a compliance services arrangement with Cipperman Compliance Services, LLC (“Cipperman”), located at 480 E. Swedesford Road, Suite 300, Wayne, Pennsylvania 19087, pursuant to which William H. Woolverton, an employee of Cipperman, serves as the Trust’s Chief Compliance Officer.”

Please retain this Supplement with your SAI for future reference.

Filed pursuant to Rule 497(e)
Registration Nos. 333-227298; 811-23377

SDFI	Sound Fixed Income ETF
SDEF	Sound Enhanced Fixed Income ETF
SDEI	Sound Equity Income ETF
SDEE	Sound Enhanced Equity Income ETF
SDTR	Sound Total Return ETF
each listed on NYSE Arca, Inc.

July 27, 2021

Supplement to the
Statement of Additional Information (“SAI”)
dated December 29, 2020, as previously supplemented

Effective as of the close of business July 27, 2021, Bridget P. Garcia, Esq., Compliance Manager of Cipperman Compliance Services, LLC (“Cipperman”), has resigned as Chief Compliance Officer of Tidal ETF Trust (the “Trust”). All references and information relating to Ms. Garcia in the SAI are removed in their entirety.
William H. Woolverton, Esq., Senior Compliance Advisor of Cipperman, has been approved by the Board of Trustees of the Trust as the Trust’s new Chief Compliance Officer effective as of the close of business on July 27, 2021.
Accordingly, the table within the “Management of the Trust–Principal Officers of the Trust” section of the SAI is hereby amended to include the following:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
William H. Woolverton, Esq. c/o Cipperman Compliance Services, LLC 480 E. Swedesford Road, Suite 220 Wayne, Pennsylvania 19087 Born: 1951	Chief Compliance Officer	Indefinite term; since 2021
Senior Compliance Advisor, Cipperman Compliance Services, LLC (since 2020); Operating Partner, Altamont Capital Partners (private equity firm) (2021 to present); Managing Director and Head of Legal – US, Waystone (global governance solutions) (2016 to 2019).

In addition, the first sentence of the “Compliance Services Administrator” section is revised to read as follows: “The Trust has entered into a compliance services arrangement with Cipperman Compliance Services, LLC (“Cipperman”), located at 480 E. Swedesford Road, Suite 300, Wayne, Pennsylvania 19087, pursuant to which William H. Woolverton, an employee of Cipperman, serves as the Trust’s Chief Compliance Officer.”

Please retain this Supplement with your SAI for future reference.

Filed pursuant to Rule 497(e)
Registration Nos. 333-227298; 811-23377

Euclid Capital Growth ETF
(EUCG)
listed on Cboe BZX Exchange, Inc.

July 27, 2021

Supplement to the
Statement of Additional Information (“SAI”)
dated December 30, 2020, as previously supplemented

Effective as of the close of business July 27, 2021, Bridget P. Garcia, Esq., Compliance Manager of Cipperman Compliance Services, LLC (“Cipperman”), has resigned as Chief Compliance Officer of Tidal ETF Trust (the “Trust”). All references and information relating to Ms. Garcia in the SAI are removed in their entirety.
William H. Woolverton, Esq., Senior Compliance Advisor of Cipperman, has been approved by the Board of Trustees of the Trust as the Trust’s new Chief Compliance Officer effective as of the close of business on July 27, 2021.
Accordingly, the table within the “Management of the Trust–Principal Officers of the Trust” section of the SAI is hereby amended to include the following:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
William H. Woolverton, Esq. c/o Cipperman Compliance Services, LLC 480 E. Swedesford Road, Suite 220 Wayne, Pennsylvania 19087 Born: 1951	Chief Compliance Officer	Indefinite term; since 2021
Senior Compliance Advisor, Cipperman Compliance Services, LLC (since 2020); Operating Partner, Altamont Capital Partners (private equity firm) (2021 to present); Managing Director and Head of Legal – US, Waystone (global governance solutions) (2016 to 2019).

In addition, the first sentence of the “Compliance Services Administrator” section is revised to read as follows: “The Trust has entered into a compliance services arrangement with Cipperman Compliance Services, LLC (“Cipperman”), located at 480 E. Swedesford Road, Suite 300, Wayne, Pennsylvania 19087, pursuant to which William H. Woolverton, an employee of Cipperman, serves as the Trust’s Chief Compliance Officer.”

Please retain this Supplement with your SAI for future reference.

Filed pursuant to Rule 497(e)
Registration Nos. 333-227298; 811-23377

Acruence Active Hedge U.S. Equity ETF
(XVOL)
listed on NYSE Arca, Inc.

July 27, 2021

Supplement to the
Statement of Additional Information (“SAI”)
dated April 5, 2021, as previously supplemented

Effective as of the close of business July 27, 2021, Bridget P. Garcia, Esq., Compliance Manager of Cipperman Compliance Services, LLC (“Cipperman”), has resigned as Chief Compliance Officer of Tidal ETF Trust (the “Trust”). All references and information relating to Ms. Garcia in the SAI are removed in their entirety.
William H. Woolverton, Esq., Senior Compliance Advisor of Cipperman, has been approved by the Board of Trustees of the Trust as the Trust’s new Chief Compliance Officer effective as of the close of business on July 27, 2021.
Accordingly, the table within the “Management of the Trust–Principal Officers of the Trust” section of the SAI is hereby amended to include the following:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
William H. Woolverton, Esq. c/o Cipperman Compliance Services, LLC 480 E. Swedesford Road, Suite 220 Wayne, Pennsylvania 19087 Born: 1951	Chief Compliance Officer	Indefinite term; since 2021
Senior Compliance Advisor, Cipperman Compliance Services, LLC (since 2020); Operating Partner, Altamont Capital Partners (private equity firm) (2021 to present); Managing Director and Head of Legal – US, Waystone (global governance solutions) (2016 to 2019).

In addition, the first sentence of the “Compliance Services Administrator” section is revised to read as follows: “The Trust has entered into a compliance services arrangement with Cipperman Compliance Services, LLC (“Cipperman”), located at 480 E. Swedesford Road, Suite 300, Wayne, Pennsylvania 19087, pursuant to which William H. Woolverton, an employee of Cipperman, serves as the Trust’s Chief Compliance Officer.”

Please retain this Supplement with your SAI for future reference.

Filed pursuant to Rule 497(e)
Registration Nos. 333-227298; 811-23377

SoFi Weekly Dividend ETF
(WKLY)
listed on NYSE Arca, Inc.

July 27, 2021

Supplement to the
Statement of Additional Information (“SAI”)
dated May 5, 2021

Effective as of the close of business July 27, 2021, Bridget P. Garcia, Esq., Compliance Manager of Cipperman Compliance Services, LLC (“Cipperman”), has resigned as Chief Compliance Officer of Tidal ETF Trust (the “Trust”). All references and information relating to Ms. Garcia in the SAI are removed in their entirety.
William H. Woolverton, Esq., Senior Compliance Advisor of Cipperman, has been approved by the Board of Trustees of the Trust as the Trust’s new Chief Compliance Officer effective as of the close of business on July 27, 2021.
Accordingly, the table within the “Management of the Trust–Principal Officers of the Trust” section of the SAI is hereby amended to include the following:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
William H. Woolverton, Esq. c/o Cipperman Compliance Services, LLC 480 E. Swedesford Road, Suite 220 Wayne, Pennsylvania 19087 Born: 1951	Chief Compliance Officer	Indefinite term; since 2021
Senior Compliance Advisor, Cipperman Compliance Services, LLC (since 2020); Operating Partner, Altamont Capital Partners (private equity firm) (2021 to present); Managing Director and Head of Legal – US, Waystone (global governance solutions) (2016 to 2019).

In addition, the first sentence of the “Compliance Services Administrator” section is revised to read as follows: “The Trust has entered into a compliance services arrangement with Cipperman Compliance Services, LLC (“Cipperman”), located at 480 E. Swedesford Road, Suite 300, Wayne, Pennsylvania 19087, pursuant to which William H. Woolverton, an employee of Cipperman, serves as the Trust’s Chief Compliance Officer.”

Please retain this Supplement with your SAI for future reference.

Filed pursuant to Rule 497(e)
Registration Nos. 333-227298; 811-23377

SonicShares™ Airlines, Hotels, Cruise Lines ETF
(TRYP)
listed on NYSE Arca, Inc.

July 27, 2021

Supplement to the
Statement of Additional Information (“SAI”)
dated May 11, 2021

Effective as of the close of business July 27, 2021, Bridget P. Garcia, Esq., Compliance Manager of Cipperman Compliance Services, LLC (“Cipperman”), has resigned as Chief Compliance Officer of Tidal ETF Trust (the “Trust”). All references and information relating to Ms. Garcia in the SAI are removed in their entirety.
William H. Woolverton, Esq., Senior Compliance Advisor of Cipperman, has been approved by the Board of Trustees of the Trust as the Trust’s new Chief Compliance Officer effective as of the close of business on July 27, 2021.
Accordingly, the table within the “Management of the Trust–Principal Officers of the Trust” section of the SAI is hereby amended to include the following:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
William H. Woolverton, Esq. c/o Cipperman Compliance Services, LLC 480 E. Swedesford Road, Suite 220 Wayne, Pennsylvania 19087 Born: 1951	Chief Compliance Officer	Indefinite term; since 2021
Senior Compliance Advisor, Cipperman Compliance Services, LLC (since 2020); Operating Partner, Altamont Capital Partners (private equity firm) (2021 to present); Managing Director and Head of Legal – US, Waystone (global governance solutions) (2016 to 2019).

In addition, the first sentence of the “Compliance Services Administrator” section is revised to read as follows: “The Trust has entered into a compliance services arrangement with Cipperman Compliance Services, LLC (“Cipperman”), located at 480 E. Swedesford Road, Suite 300, Wayne, Pennsylvania 19087, pursuant to which William H. Woolverton, an employee of Cipperman, serves as the Trust’s Chief Compliance Officer.”

Please retain this Supplement with your SAI for future reference.

Filed pursuant to Rule 497(e)
Registration Nos. 333-227298; 811-23377

American Customer Satisfaction ETF
(ACSI)
listed on Cboe BZX Exchange, Inc.

July 27, 2021

Supplement to the
Statement of Additional Information (“SAI”)
dated May 21, 2021

Effective as of the close of business July 27, 2021, Bridget P. Garcia, Esq., Compliance Manager of Cipperman Compliance Services, LLC (“Cipperman”), has resigned as Chief Compliance Officer of Tidal ETF Trust (the “Trust”). All references and information relating to Ms. Garcia in the SAI are removed in their entirety.
William H. Woolverton, Esq., Senior Compliance Advisor of Cipperman, has been approved by the Board of Trustees of the Trust as the Trust’s new Chief Compliance Officer effective as of the close of business on July 27, 2021.
Accordingly, the table within the “Management of the Trust–Principal Officers of the Trust” section of the SAI is hereby amended to include the following:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
William H. Woolverton, Esq. c/o Cipperman Compliance Services, LLC 480 E. Swedesford Road, Suite 220 Wayne, Pennsylvania 19087 Born: 1951	Chief Compliance Officer	Indefinite term; since 2021
Senior Compliance Advisor, Cipperman Compliance Services, LLC (since 2020); Operating Partner, Altamont Capital Partners (private equity firm) (2021 to present); Managing Director and Head of Legal – US, Waystone (global governance solutions) (2016 to 2019).

In addition, the first sentence of the “Compliance Services Administrator” section is revised to read as follows: “The Trust has entered into a compliance services arrangement with Cipperman Compliance Services, LLC (“Cipperman”), located at 480 E. Swedesford Road, Suite 300, Wayne, Pennsylvania 19087, pursuant to which William H. Woolverton, an employee of Cipperman, serves as the Trust’s Chief Compliance Officer.”

Please retain this Supplement with your SAI for future reference.

Filed pursuant to Rule 497(e)
Registration Nos. 333-227298; 811-23377

CLMA	iClima Global Decarbonization Transition Leaders ETF
SHFT	iClima Distributed Renewable Energy Transition Leaders ETF
each listed on NYSE Arca, Inc.

July 27, 2021

Supplement to the
Statement of Additional Information (“SAI”)
dated July 14, 2021

Effective as of the close of business July 27, 2021, Bridget P. Garcia, Esq., Compliance Manager of Cipperman Compliance Services, LLC (“Cipperman”), has resigned as Chief Compliance Officer of Tidal ETF Trust (the “Trust”). All references and information relating to Ms. Garcia in the SAI are removed in their entirety.
William H. Woolverton, Esq., Senior Compliance Advisor of Cipperman, has been approved by the Board of Trustees of the Trust as the Trust’s new Chief Compliance Officer effective as of the close of business on July 27, 2021.
Accordingly, the table within the “Management of the Trust–Principal Officers of the Trust” section of the SAI is hereby amended to include the following:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
William H. Woolverton, Esq. c/o Cipperman Compliance Services, LLC 480 E. Swedesford Road, Suite 220 Wayne, Pennsylvania 19087 Born: 1951	Chief Compliance Officer	Indefinite term; since 2021
Senior Compliance Advisor, Cipperman Compliance Services, LLC (since 2020); Operating Partner, Altamont Capital Partners (private equity firm) (2021 to present); Managing Director and Head of Legal – US, Waystone (global governance solutions) (2016 to 2019).

In addition, the first sentence of the “Compliance Services Administrator” section is revised to read as follows: “The Trust has entered into a compliance services arrangement with Cipperman Compliance Services, LLC (“Cipperman”), located at 480 E. Swedesford Road, Suite 300, Wayne, Pennsylvania 19087, pursuant to which William H. Woolverton, an employee of Cipperman, serves as the Trust’s Chief Compliance Officer.”

Please retain this Supplement with your SAI for future reference.

Filed pursuant to Rule 497(e)
Registration Nos. 333-227298; 811-23377

Robinson Alternative Yield Pre-Merger SPAC ETF
(SPAX)
listed on NYSE Arca, Inc.

July 27, 2021

Supplement to the
Statement of Additional Information (“SAI”)
dated June 21, 2021

Effective as of the close of business July 27, 2021, Bridget P. Garcia, Esq., Compliance Manager of Cipperman Compliance Services, LLC (“Cipperman”), has resigned as Chief Compliance Officer of Tidal ETF Trust (the “Trust”). All references and information relating to Ms. Garcia in the SAI are removed in their entirety.
William H. Woolverton, Esq., Senior Compliance Advisor of Cipperman, has been approved by the Board of Trustees of the Trust as the Trust’s new Chief Compliance Officer effective as of the close of business on July 27, 2021.
Accordingly, the table within the “Management of the Trust–Principal Officers of the Trust” section of the SAI is hereby amended to include the following:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
William H. Woolverton, Esq. c/o Cipperman Compliance Services, LLC 480 E. Swedesford Road, Suite 220 Wayne, Pennsylvania 19087 Born: 1951	Chief Compliance Officer	Indefinite term; since 2021
Senior Compliance Advisor, Cipperman Compliance Services, LLC (since 2020); Operating Partner, Altamont Capital Partners (private equity firm) (2021 to present); Managing Director and Head of Legal – US, Waystone (global governance solutions) (2016 to 2019).

In addition, the first sentence of the “Compliance Services Administrator” section is revised to read as follows: “The Trust has entered into a compliance services arrangement with Cipperman Compliance Services, LLC (“Cipperman”), located at 480 E. Swedesford Road, Suite 300, Wayne, Pennsylvania 19087, pursuant to which William H. Woolverton, an employee of Cipperman, serves as the Trust’s Chief Compliance Officer.”

Please retain this Supplement with your SAI for future reference.

Filed pursuant to Rule 497(e)
Registration Nos. 333-227298; 811-23377

ATAC Credit Rotation ETF
(JOJO)
listed on NYSE Arca, Inc.

July 27, 2021

Supplement to the
Statement of Additional Information (“SAI”)
dated July 14, 2021

Effective as of the close of business July 27, 2021, Bridget P. Garcia, Esq., Compliance Manager of Cipperman Compliance Services, LLC (“Cipperman”), has resigned as Chief Compliance Officer of Tidal ETF Trust (the “Trust”). All references and information relating to Ms. Garcia in the SAI are removed in their entirety.
William H. Woolverton, Esq., Senior Compliance Advisor of Cipperman, has been approved by the Board of Trustees of the Trust as the Trust’s new Chief Compliance Officer effective as of the close of business on July 27, 2021.
Accordingly, the table within the “Management of the Trust–Principal Officers of the Trust” section of the SAI is hereby amended to include the following:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
William H. Woolverton, Esq. c/o Cipperman Compliance Services, LLC 480 E. Swedesford Road, Suite 220 Wayne, Pennsylvania 19087 Born: 1951	Chief Compliance Officer	Indefinite term; since 2021
Senior Compliance Advisor, Cipperman Compliance Services, LLC (since 2020); Operating Partner, Altamont Capital Partners (private equity firm) (2021 to present); Managing Director and Head of Legal – US, Waystone (global governance solutions) (2016 to 2019).

In addition, the first sentence of the “Compliance Services Administrator” section is revised to read as follows: “The Trust has entered into a compliance services arrangement with Cipperman Compliance Services, LLC (“Cipperman”), located at 480 E. Swedesford Road, Suite 300, Wayne, Pennsylvania 19087, pursuant to which William H. Woolverton, an employee of Cipperman, serves as the Trust’s Chief Compliance Officer.”

Please retain this Supplement with your SAI for future reference.

Filed pursuant to Rule 497(e)
Registration Nos. 333-227298; 811-23377

ZEGA Buy and Hedge ETF
(ZHDG)
listed on NYSE Arca, Inc.

July 27, 2021

Supplement to the
Statement of Additional Information (“SAI”)
dated June 27, 2021

Effective as of the close of business July 27, 2021, Bridget P. Garcia, Esq., Compliance Manager of Cipperman Compliance Services, LLC (“Cipperman”), has resigned as Chief Compliance Officer of Tidal ETF Trust (the “Trust”). All references and information relating to Ms. Garcia in the SAI are removed in their entirety.
William H. Woolverton, Esq., Senior Compliance Advisor of Cipperman, has been approved by the Board of Trustees of the Trust as the Trust’s new Chief Compliance Officer effective as of the close of business on July 27, 2021.
Accordingly, the table within the “Management of the Trust–Principal Officers of the Trust” section of the SAI is hereby amended to include the following:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
William H. Woolverton, Esq. c/o Cipperman Compliance Services, LLC 480 E. Swedesford Road, Suite 220 Wayne, Pennsylvania 19087 Born: 1951	Chief Compliance Officer	Indefinite term; since 2021
Senior Compliance Advisor, Cipperman Compliance Services, LLC (since 2020); Operating Partner, Altamont Capital Partners (private equity firm) (2021 to present); Managing Director and Head of Legal – US, Waystone (global governance solutions) (2016 to 2019).

In addition, the first sentence of the “Compliance Services Administrator” section is revised to read as follows: “The Trust has entered into a compliance services arrangement with Cipperman Compliance Services, LLC (“Cipperman”), located at 480 E. Swedesford Road, Suite 300, Wayne, Pennsylvania 19087, pursuant to which William H. Woolverton, an employee of Cipperman, serves as the Trust’s Chief Compliance Officer.”

Please retain this Supplement with your SAI for future reference.